Warrants - Schedule of Fair Value Measurement Inputs of Private Placement Warrants (Details)	Jun. 30, 2021 yr	Mar. 31, 2021 yr	Mar. 11, 2021 yr	Dec. 31, 2020	Dec. 31, 2019
Share price [Member] | Valuation Technique, Option Pricing Model | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	12.49	8.50	12.00
Exercise price of warrant | Valuation Technique, Option Pricing Model | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	11.5	11.5	11.5
Expected Term [Member] | Valuation Technique, Option Pricing Model | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	4.7	4.95	5.00
Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs				0.7600	0.5735
Price Volatility [Member] | Valuation Technique, Option Pricing Model | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	43.00	43.00	27.00
Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs				0.0013	0.0192
Risk Free Interest Rate [Member] | Valuation Technique, Option Pricing Model | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants, fair value measurement inputs	0.92	0.92	0.78